Equity Investments - Investment in private equity fund - (Details) - Private Equity Funds - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Jan. 31, 2022	Dec. 31, 2020
Schedule of Investments [Line Items]
Equity method investments authorized					¥ 30.0
Aggregate purchase consideration				¥ 30.0
Equity method Investment amounts	¥ 57.3	¥ 34.7
Recognized gain (loss) of fair value	¥ 23.8	¥ 0.6	¥ 0.4